Income Taxes	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes
14. Income Taxes
There was no provision for income taxes recorded during the three months ended June 30, 2021 and tax expense of approximately $0.1 million recorded in the three months ended June 30, 2020. The Company’s deferred tax assets continue to be fully offset by a valuation allowance.